Schedule H, Line 4i (Details Textual) - EBP 95-3520374 001 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Plan Name	PLUMAS BANK 401(k) PROFIT SHARING PLAN
Entity Tax Identification Number	95-3520374
EBP, Plan Number	001